INCOME TAX (Details 1) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure Of Domestic And Foreign Components Of Income Taxes [Line Items]
Tax expenses	$ 12,216	$ 3,095	$ 2,503
Domestic
Disclosure Of Domestic And Foreign Components Of Income Taxes [Line Items]
Tax expenses	(173)	4,935	(5,352)
US
Disclosure Of Domestic And Foreign Components Of Income Taxes [Line Items]
Tax expenses	11,355	(1,214)	8,712
International
Disclosure Of Domestic And Foreign Components Of Income Taxes [Line Items]
Tax expenses	$ 1,034	$ (626)	$ (857)